Debt - Narrative (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended			24 Months Ended	54 Months Ended	60 Months Ended	78 Months Ended
	Oct. 02, 2029	Oct. 02, 2028	Oct. 02, 2027	Jun. 30, 2025 USD ($) $ / shares	Nov. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 01, 2027	Oct. 31, 2023	Oct. 01, 2030	Apr. 30, 2030	Oct. 02, 2025 USD ($)	Jun. 25, 2025 $ / shares	Sep. 30, 2024 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2019 USD ($)
Debt Instrument [Line Items]
Total debt						$ 2,805,037	$ 1,474,941
Loss on extinguishment of debt						9,954	$ 0	$ 0
Share price | $ / shares														$ 41.09
Restrictive covenants, minimum amount of cash and cash equivalents						$ 50,000
Debt instrument, redemption price, percentage of principal amount redeemed						101.00%
One Thousand Two Hundred, Gimi Facility | Secured debt
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,200,000
Basis spread on variable rate (in percent)					2.50%
Balloon payment to be paid					$ 675,000
Gimi facilities | Secured debt
Debt Instrument [Line Items]
Debt instrument, face amount						$ 700,000											$ 700,000
Loss on extinguishment of debt						10,000
Gimi facilities | Long-term debt
Debt Instrument [Line Items]
Debt instrument, face amount																	700,000
Gimi 700 million facility | Long-term debt
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)										4.00%
Balloon payment to be paid																	$ 350,000
Total debt					$ 627,100
Gimi 700 million facility | Long-term debt | Forecast
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)												3.00%
2025 Convertible Bonds | Convertible debt
Debt Instrument [Line Items]
Debt instrument, face amount				$ 575,000
Interest rate (in percent)				2.75%
Debt instrument conversion ratio				0.0173834
Debt instrument, convertible, conversion price | $ / shares				$ 57.53
Debt instrument, convertible, conversion premium, percentage				40.00%
Interest expense, debt						8,000
Amortization of debt issuance costs						$ 1,100
2025 Senior Unsecured Notes | Forecast
Debt Instrument [Line Items]
Percentage of nominal amount											1
2025 Senior Unsecured Notes | Forecast | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Percentage of nominal amount									0.40
Debt instrument, redemption price (in percentage)									107.50%
Percentage of nominal amount, outstanding									0.60
2025 Senior Unsecured Notes | Forecast | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Debt instrument, redemption price (in percentage)									100.00%
2025 Senior Unsecured Notes | Forecast | Debt Instrument, Redemption, Period Three
Debt Instrument [Line Items]
Debt instrument, redemption price (in percentage)			103.75%
2025 Senior Unsecured Notes | Forecast | Debt Instrument, Redemption, Period Four
Debt Instrument [Line Items]
Debt instrument, redemption price (in percentage)		101.88%
2025 Senior Unsecured Notes | Forecast | Debt Instrument, Redemption, Period Five
Debt Instrument [Line Items]
Debt instrument, redemption price (in percentage)	100.00%
2025 Senior Unsecured Notes | Unsecured debt
Debt Instrument [Line Items]
Debt instrument, face amount													$ 500,000
Interest rate (in percent)													7.50%
2024 Unsecured Bonds | Unsecured debt
Debt Instrument [Line Items]
Debt instrument, face amount															$ 300,000
Interest rate (in percent)															7.75%
2021 and 2024 Unsecured Bonds | Unsecured debt
Debt Instrument [Line Items]
Percentage of nominal amount						1
Long-term debt, term						4 years
2021 and 2024 Unsecured Bonds | Unsecured debt | Put option
Debt Instrument [Line Items]
Percentage of nominal amount						1.01
2021 Unsecured Bonds | Unsecured debt
Debt Instrument [Line Items]
Debt instrument, face amount																$ 300,000
Interest rate (in percent)																7.00%